Treasury Risk Management - Summary of Derivatives Used to Hedge (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of detailed information about hedges [line items]
Financial assets		€ 5,966		€ 4,746
Financial assets		874		642	[1]	€ 675
Trade payables and other liabilities		(15,107)		(14,803)
Current financial liabilities		(4,691)	[2],[3]	(3,613)	[1],[2],[3]	(8,378)
Non-current financial liabilities		(23,566)	[2],[3]	(23,125)	[1],[2],[3]	€ (18,039)
Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		74		82
Financial assets		20		194
Financial assets		114
Trade payables and other liabilities		(56)		(140)
Current financial liabilities		(116)		(126)
Non-current financial liabilities		(154)		(276)
Total		(118)		(266)
Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Total financial liabilities		(326)		(542)
Financial assets		208		276
Total		(118)		(266)
Commodity contracts [Member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		31
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets		114
Cash flow hedges [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		38		39
Trade payables and other liabilities		(38)		(25)
Total				14
Cash flow hedges [member] | Cross currency interest rate swaps contract [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets				69
Non-current financial liabilities		(143)		(268)
Total		(29)		(199)
Cash flow hedges [member] | Commodity contracts [Member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade payables and other liabilities		(4)		(74)
Total		27		(74)
Hedges of net investment in foreign operations [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets	[4]	30		58
Current financial liabilities	[4]	(14)		(21)
Total		16		37
Hedge accounting not applied [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable				1
Hedge accounting not applied [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		5		42
Financial assets	[4]	(10)		67
Trade payables and other liabilities		(14)		(41)
Current financial liabilities	[4]	(102)		(105)
Total		(121)		(37)
Hedge accounting not applied [member] | Cross currency interest rate swaps contract [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Non-current financial liabilities		(11)		(8)
Total		€ (11)		(8)
Hedge accounting not applied [member] | Commodity contracts [Member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Total				€ 1

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[3]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.
[4]	Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.